Average Annual Total Returns	12 Months Ended
Nov. 30, 2011
Vanguard California Intermediate-Term Tax-Exempt F | Vanguard California Intermediate-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.16%
Five Years	4.57%
Ten Years	4.50%
Inception Date	Mar. 04, 1994
Vanguard California Intermediate-Term Tax-Exempt F | Vanguard California Intermediate-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.25%
Five Years	4.65%
Ten Years	4.57%
Inception Date	Nov. 12, 2001
Vanguard California Long-Term Tax-Exempt Fund | Vanguard California Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	11.49%
Five Years	3.96%
Ten Years	4.72%
Inception Date	Apr. 07, 1986
Vanguard California Long-Term Tax-Exempt Fund | Vanguard California Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	11.58%
Five Years	4.04%
Ten Years	4.80%
Inception Date	Nov. 12, 2001
Vanguard California Tax-Exempt Money Market Fund | Vanguard California Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.05%
Five Years	1.19%
Ten Years	1.48%
Inception Date	Jun. 01, 1987
Return After Taxes on Distributions | Vanguard California Intermediate-Term Tax-Exempt F | Vanguard California Intermediate-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.16%
Five Years	4.57%
Ten Years	4.47%
Return After Taxes on Distributions | Vanguard California Long-Term Tax-Exempt Fund | Vanguard California Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	11.49%
Five Years	3.96%
Ten Years	4.70%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard California Intermediate-Term Tax-Exempt F | Vanguard California Intermediate-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.96%
Five Years	4.46%
Ten Years	4.41%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard California Long-Term Tax-Exempt Fund | Vanguard California Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	9.04%
Five Years	4.00%
Ten Years	4.70%
California Tax-Exempt Money Market Funds Average | Vanguard California Tax-Exempt Money Market Fund | Vanguard California Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.01%
Five Years	0.96%
Ten Years	1.15%
Barclays Capital 10 Year Municipal Bond Index | Vanguard California Long-Term Tax-Exempt Fund | Vanguard California Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	12.32%
Five Years	6.33%
Ten Years	5.90%
Barclays Capital 10 Year Municipal Bond Index | Vanguard California Long-Term Tax-Exempt Fund | Vanguard California Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	12.32%
Five Years	6.33%
Ten Years	5.90%
Barclays Capital 7 Year Municipal Bond Index | Vanguard California Intermediate-Term Tax-Exempt F | Vanguard California Intermediate-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.14%
Five Years	6.38%
Ten Years	5.63%
Barclays Capital 7 Year Municipal Bond Index | Vanguard California Intermediate-Term Tax-Exempt F | Vanguard California Intermediate-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.14%
Five Years	6.38%
Ten Years	5.63%
Barclays Capital CA Municipal Bond Index | Vanguard California Long-Term Tax-Exempt Fund | Vanguard California Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	12.28%
Five Years	5.04%
Ten Years	5.32%
Barclays Capital CA Municipal Bond Index | Vanguard California Long-Term Tax-Exempt Fund | Vanguard California Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	12.28%
Five Years	5.04%
Ten Years	5.32%
Barclays Capital Municipal California Intermediate Bond Index | Vanguard California Intermediate-Term Tax-Exempt F | Vanguard California Intermediate-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	11.20%
Five Years	6.28%
Ten Years	5.54%
Barclays Capital Municipal California Intermediate Bond Index | Vanguard California Intermediate-Term Tax-Exempt F | Vanguard California Intermediate-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	11.20%
Five Years	6.28%
Ten Years	5.54%